Unaudited Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenues		$ 7,137,140	$ 11,091,189
Cost of revenues		(6,206,376)	(9,185,586)
Gross profit		930,764	1,905,603
Other income		5,306	804
Operating expenses:
Selling, general and administrative expenses		(724,617)	(881,120)
Other gains, net		22,866	1,751
Total operating expenses		(701,751)	(879,369)
Operating profit		234,319	1,027,038
Financial income		330	1,078
Finance costs		(62,847)	(49,254)
Finance costs, net		(62,517)	(48,176)
Profit before income taxes		171,802	978,862
Income tax expense		(18,067)	(150,303)
Net profit for the period		153,735	828,559
Less: profit attributable to non-controlling interests
Profit attributable to owners of the Company		153,735	828,559
Other comprehensive income
Foreign currency translation adjustments		(73)	20,032
Comprehensive income attributable to the Company’s shareholders		$ 153,662	$ 848,591
Earnings per share
Basic (in Dollars per share)	[1]	$ 0.014	$ 0.083
Diluted (in Dollars per share)	[1]	$ 0.014	$ 0.083
Weighted average number of shares outstanding
Basic (in Shares)	[1]	11,000,000	10,000,000
Diluted (in Shares)	[1]	11,000,000	10,000,000

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.